Related Party Transaction and Balances (Details) ¥ in Millions	Dec. 31, 2023 CNY (¥)
Related Party Transaction and Balances [Line Items]
Controlling shareholder	¥ 23.2
Qiaoxiang Education [Member]
Related Party Transaction and Balances [Line Items]
Percentage of sponsorship interests	100.00%